Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
November 30, 2025
SMD-NPRT1-0126
1.810710.121
Municipal Securities - 98.2%
	Principal Amount (a)	Value ($)
District Of Columbia,Maryland,Virginia - 1.6%
Special Tax - 1.6%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,064,691
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	378,245
		2,442,936
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,442,936
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	825,000	895,530
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2032	640,000	707,840
TOTAL GUAM		1,603,370
Maryland - 94.4%
Education - 6.1%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,050,665
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) Series 2025A, 5% 7/1/2045 (Assured Guaranty Inc Insured)	1,325,000	1,384,771
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	352,768
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	506,381
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	350,000	353,799
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	700,000	707,391
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	575,000	576,581
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,003,490
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	457,613
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	472,115
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	421,221
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	302,214
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	205,000	206,437
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	311,500
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	351,660
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,000,000	1,013,270
		9,471,876
General Obligations - 34.8%
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2040	545,000	405,233
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2041	555,000	398,751
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,239,363
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	1,000,000	1,081,350
Baltimore Cnty MD 5% 3/1/2041	1,500,000	1,677,497
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	267,908
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,882,117
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	21,495
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	585,789
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	10,983
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	971,556
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	2,998,150
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,859,737
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,063,579
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	111,194
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2037	180,000	147,262
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2040	285,000	215,621
Calvert Cnty MD Gen. Oblig. Series 2020, 2.125% 7/1/2042	200,000	144,712
Calvert Cnty MD Gen. Oblig. Series 2020, 2.25% 7/1/2045	315,000	215,811
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,097,141
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	2,035,000	2,021,856
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	1,000,000	1,000,604
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,150,088
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2037	630,000	511,762
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2038	645,000	512,455
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2039	655,000	509,465
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2040	670,000	505,250
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2041	475,000	346,622
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2042	485,000	349,742
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2043	495,000	346,594
City of Baltimore MD Gen. Oblig. Series 2020A, 4% 10/15/2033	2,005,000	2,087,186
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,747,461
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,637
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,695,935
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,566,934
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,803,466
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,041,016
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	257,952
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	663,792
Howard Cnty MD 5% 8/15/2036	490,000	568,951
Howard Cnty MD 5% 8/15/2037	545,000	627,645
Howard Cnty MD Gen. Oblig. Series 2021 A, 2% 8/15/2034	750,000	657,283
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	593,822
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	534,775
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,128,172
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	789,959
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,065,958
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	512,494
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	859,106
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	303,162
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,229,296
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,278,502
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,146,045
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	304,683
St Marys Cnty MD Gen. Oblig. Series 2021, 2% 5/1/2036	780,000	642,356
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,084,882
Washington Suburban Sanitary Dist MD Series 2020, 2% 12/1/2039	1,000,000	771,840
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	2,000,000	1,673,150
		54,302,147
Health Care - 19.9%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,597,647
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,105,465
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	719,032
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,227,170
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,249,314
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2037	1,500,000	1,511,580
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	683,766
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	876,106
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,062,286
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,227,249
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	723,730
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,533,108
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	506,761
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	531,587
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	867,466
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,429,719
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	295,862
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2013B, 5% 8/15/2038	2,000,000	1,994,080
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	320,000	297,391
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,088,477
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,059,315
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,055,973
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,202,466
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,085,733
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,071,287
		31,002,570
Housing - 5.5%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	739,047
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,220,969
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	584,992
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	915,000	899,928
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	600,000	598,000
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	310,000	312,862
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	1,000,000	799,799
Maryland Community Development Administration Series 2020 A, 2.6% 3/1/2042	3,490,000	2,764,451
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	547,456
		8,467,504
Special Tax - 9.7%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,522,864
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,665,475
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	690,000	648,053
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	770,000	728,151
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,962,011
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	740,000	740,358
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,731,659
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,649,698
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,000,000	691,449
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	939,259
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	919,710
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,949,003
		15,147,690
Transportation - 9.8%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (b)	2,465,000	2,588,766
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (b)	1,000,000	993,775
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (b)	2,005,000	1,786,024
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (b)	2,000,000	2,040,386
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,917,952
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (b)	500,000	504,644
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (b)	1,000,000	1,004,520
Maryland St Transn Auth Transn 2.5% 7/1/2047	2,000,000	1,378,071
Maryland St Transn Auth Transn 3% 7/1/2037	1,620,000	1,525,751
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (b)	200,000	204,982
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (b)	630,000	655,478
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (b)	585,000	617,478
		15,217,827
Water & Sewer - 8.6%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2014C, 5% 7/1/2034	1,285,000	1,286,542
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	540,326
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,003,881
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,383,311
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	341,274
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,548,697
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	269,810
		13,373,841
TOTAL MARYLAND		146,983,455
Puerto Rico - 0.7%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	505,310	363,716
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	196,340
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	489,900
		1,049,956
TOTAL PUERTO RICO		1,049,956
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	275,000	304,685
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	430,000	460,265
		764,950
TOTAL VIRGIN ISLANDS		764,950
TOTAL MUNICIPAL SECURITIES (Cost $152,773,004)		152,844,667

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $1,132,653)	2.89	1,132,426	1,132,653

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $153,905,657)	153,977,320
NET OTHER ASSETS (LIABILITIES) - 1.1%	1,706,884
NET ASSETS - 100.0%	155,684,204

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Zero coupon bond which is issued at a discount.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	2,947,992	1,815,339	6,151	-	-	1,132,653	1,132,426	0.0%
Total	-	2,947,992	1,815,339	6,151	-	-	1,132,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.